Fees and Commissions Income (Details of Fees and Commissions Income) (Detail) - JPY (¥) ¥ in Millions		6 Months Ended
		Sep. 30, 2019	Sep. 30, 2018
Disaggregation of Contract Revenue [Line Items]
Fees and commissions income		¥ 698,463	¥ 705,438
Deposits [Member]
Disaggregation of Contract Revenue [Line Items]
Fees and commissions income		26,731	26,568
Remittances and Transfers [Member]
Disaggregation of Contract Revenue [Line Items]
Fees and commissions income		83,541	84,342
Foreign Trading Business [Member]
Disaggregation of Contract Revenue [Line Items]
Fees and commissions income		33,117	35,453
Credit card business [Member]
Disaggregation of Contract Revenue [Line Items]
Fees and commissions income		118,916	110,223
Security-related Services [Member]
Disaggregation of Contract Revenue [Line Items]
Fees and commissions income		108,403	119,007
Administration and management services for investment funds [Member]
Disaggregation of Contract Revenue [Line Items]
Fees and commissions income		71,981	74,928
Trust fees [Member]
Disaggregation of Contract Revenue [Line Items]
Fees and commissions income		58,948	57,459
Guarantee fees [Member]
Disaggregation of Contract Revenue [Line Items]
Fees and commissions income	[1]	22,846	22,205
Insurance Commissions [Member]
Disaggregation of Contract Revenue [Line Items]
Fees and commissions income		21,178	23,469
Real Estate Business [Member]
Disaggregation of Contract Revenue [Line Items]
Fees and commissions income		21,094	17,878
Others [Member]
Disaggregation of Contract Revenue [Line Items]
Fees and commissions income	[2]	¥ 131,708	¥ 133,906

[1]	Guarantee fees are not within the scope of the guidance on revenue from contracts with customers.
[2]	Other fees and commissions include non-refundable financing related fees that are not within the scope of the guidance on revenue from contracts with customers.